INTANGIBLE ASSETS (Details)	12 Months Ended
Nov. 30, 2018 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Ending balance	$ 1,676,822
Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions - shares	1,572,791
Additions - paid or accrued	196,160
Write-off	(116,352)
Net exchange differences	41,945
Ending balance	1,694,544
Amortization:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	17,722
Ending balance	17,722
Video game catalogues
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	1,571,536
Video game catalogues | Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions - shares	1,469,456
Additions - paid or accrued	196,160
Write-off	(116,352)
Net exchange differences	39,994
Ending balance	1,589,258
Video game catalogues | Amortization:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	17,722
Ending balance	17,722
Brands
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	105,286
Brands | Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions - shares	103,335
Additions - paid or accrued	0
Write-off	0
Net exchange differences	1,951
Ending balance	105,286
Brands | Amortization:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	0
Ending balance	$ 0